Annual Fund Operating Expenses (Vanguard International Growth Fund Retail)	Vanguard International Growth Fund Vanguard International Growth Fund - Investor Shares 9/1/2013 - 8/31/2014	Vanguard International Growth Fund Vanguard International Growth Fund - Admiral Shares 9/1/2013 - 8/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.44%	0.31%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.47%	0.34%